Bruce Fund, Inc.
Schedule of Investments
March 31, 2025 - (Unaudited)
COMMON STOCKS — 79.1 % Shares Fair Value
Communications — 5.1%
AT&T, Inc. 600,000 $ 16,968,000
Sirius XM Holdings, Inc. 55,784 1,257,650
18,225,650
Consumer Staples — 4.2%
Archer-Daniels-Midland Co. 100,000 4,801,000
Bunge Global SA 80,000 6,113,600
Darling Ingredients, Inc.
(a)
130,000 4,061,200
14,975,800
Energy — 0.3%
Venture Global, Inc.
(a)
100,000 1,030,000
Financials — 11.6%
AerCap Holdings N.V. (Ireland) 180,000 18,390,600
Allstate Corp. (The) 110,000 22,777,700
41,168,300
Health Care — 20.5%
908 Devices, Inc.
(a)
68,286 305,921
Abbott Laboratories 130,000 17,244,500
AbbVie, Inc. 100,000 20,952,000
Bausch Health Cos., Inc. (Canada)
(a)
70,000 452,900
Caribou Biosciences, Inc.
(a)
250,000 228,275
EDAP TMS SA - ADR (France)
(a)
529,794 1,038,396
Eli Lilly & Co. 2,000 1,651,820
Fate Therapeutics, Inc.
(a)
550,000 434,555
IGM Biosciences, Inc.
(a)
100,000 115,000
Kodiak Sciences, Inc.
(a)
323,000 906,015
LAVA Therapeutics N.V. (Netherlands)
(a)
521,874 662,780
MannKind Corp.
(a)
195,073 981,217
Merck & Co., Inc. 190,000 17,054,400
Organon & Co. 30,000 446,700
Personalis , Inc.
(a)
253,000 888,030
Pfizer, Inc. 250,000 6,335,000
Supernus Pharmaceuticals, Inc.
(a)
82,105 2,688,939
Viatris , Inc. 55,835 486,323
72,872,771
Industrials — 10.2%
Insteel Industries, Inc. 343,423 9,032,025
U-Haul Holding Co.
(a)
68,000 4,444,480
U-Haul Holding Co., Class B 385,000 22,784,300
36,260,805
Materials — 2.4%
Ashland, Inc. 15,000 889,350
Chemours Co. (The)
(a)
200,000 2,706,000
Newmont Corp. 100,000 4,828,000
8,423,350
Technology — 2.8%
Apple, Inc. 30,000 6,663,900

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2025 - (Unaudited)
COMMON STOCKS — 79.1% - continued Shares Fair Value
Technology — 2.8% - continued
Vicor Corp.
(a)
70,000 $ 3,274,600
9,938,500
Utilities — 22.0%
Avista Corp. 200,000 8,374,000
CMS Energy Corp. 220,000 16,524,200
Duke Energy Corp. 170,000 20,734,900
NextEra Energy, Inc. 270,000 19,140,300
Xcel Energy, Inc. 190,000 13,450,100
78,223,500
Total Common Stocks (Cost $156,902,429) 281,118,676
U.S. GOVERNMENT BONDS — 3.9%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 12,785,051
U.S. Treasury "Strips", 0.00% , 5/15/2053 5,000,000 1,367,309
Total U.S. Government Bonds (Cost $13,478,403) 14,152,360
CONVERTIBLE CORPORATE BONDS — 0.4%
Health Care — 0.4%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b) (c)
3,292,574 1,317,030
Acorda Therapeutics, Inc., 6.00%, 12/1/2024
(b) (c) (d)
5,000,000 12,500
Total Convertible Corporate Bonds (Cost $5,148,325) 1,329,530
MONEY MARKET FUNDS - 16.5 % Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 4.27%
(e)
58,975,112 58,975,112
Total Money Market Funds (Cost $58,975,112) 58,975,112
Total Investments — 99.9% (Cost $234,504,269) 355,575,678
Other Assets in Excess of Liabilities — 0.1% 415,008
NET ASSETS — 100.0% $ 355,990,686
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of March 31, 2025 was $1,329,530, representing
0.4% of net assets.
(c) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(d) In default.
(e) Rate disclosed is the seven day effective yield as of March 31, 2025.
ADR - American Depositary Receipt